Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital expenditure commitments	Capital expenditure commitments relating to our vessels and vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Other Commitments	Total
2023	$147,840	$4,971	$2,724	$155,535
2024	72,429	1,834	—	74,263
2025	15,811	624	—	16,435
Total	$236,080	$7,429	$2,724	$246,233